Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]	Accumulated Comprehensive Income (Loss) [Member]	Accumulated Comprehensive Income (Loss) [Member] LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Beginning Balance at Dec. 31, 2016	$ 1,069,528	$ 1,056,386	$ 83	$ 15	$ (12,303)	$ 1,713,312	$ 2,783,753	$ (624)	$ (624)	$ (630,955)	$ (1,726,743)
Non-cash compensation	4,012					4,012
Issuance of common stock through stock awards	18,491					18,491
Exercise of stock options	20,306					20,306
Issuance of shares of common stock through employee purchase plan	6,378					6,378
Conversion shares of Class B common stock to Class A common stock			1	(1)
Purchase of treasury stock	(8,997)				(8,997)
Contribution from parent		49,187					49,187
Foreign currency translation	1,926							1,926
Foreign currency translations		1,926							1,926
Net income	317,676	318,058								317,676	318,058
Dividend to parent		(334,459)									(334,459)
Dividends/distributions to common shareholders	(325,462)									(325,462)
Dividends	(365)									(365)
Ending Balance at Dec. 31, 2017	1,103,493	1,091,098	84	14	(21,300)	1,762,499	2,832,940	1,302	1,302	(639,106)	(1,743,144)
Non-cash compensation	4,012					4,012
Issuance of common stock through stock awards	11,012					11,012
Exercise of stock options	13,433		1			13,432
Issuance of shares of common stock through employee purchase plan	7,115					7,115
Issuance of common stock for cash	42,070		1			42,069
Issuance of common stock for purchase of assets	12,282					12,282
Purchase of treasury stock	(4,112)				(4,112)
Contribution from parent		89,967					89,967
Foreign currency translation	(1,290)							(1,290)
Foreign currency translations		(1,290)							(1,290)
Net income	305,232	305,631								305,232	305,631
Dividend to parent		(365,210)									(365,210)
Dividends/distributions to common shareholders	(361,098)									(361,098)
Dividends	(365)									(365)
Ending Balance at Dec. 31, 2018	1,131,784	1,120,196	86	14	(25,412)	1,852,421	2,922,907	12	12	(695,337)	(1,802,723)
Non-cash compensation	1,178					1,178
Issuance of common stock through stock awards	19,919					19,919
Exercise of stock options	7,352					7,352
Issuance of shares of common stock through employee purchase plan	2,521					2,521
Purchase of treasury stock	(8,682)				(8,682)
Contribution from parent		30,970					30,970
Foreign currency translation	259							259
Foreign currency translations		259							259
Net income	51,253	51,362								51,253	51,362
Dividend to parent		(104,597)									(104,597)
Dividends/distributions to common shareholders	(95,915)									(95,915)
Dividends	(91)									(91)
Ending Balance at Mar. 31, 2019	1,109,578	1,098,190	86	14	(34,094)	1,883,391	2,953,877	271	271	(740,090)	(1,855,958)
Beginning Balance at Dec. 31, 2018	1,131,784	1,120,196	86	14	(25,412)	1,852,421	2,922,907	12	12	(695,337)	(1,802,723)
Foreign currency translation	546
Foreign currency translations		546
Net income	169,649	169,847
Ending Balance at Jun. 30, 2019	1,139,295	1,128,088	86	14	(34,094)	1,890,555	2,961,042	558	558	(717,824)	(1,833,512)
Beginning Balance at Dec. 31, 2018	1,131,784	1,120,196	86	14	(25,412)	1,852,421	2,922,907	12	12	(695,337)	(1,802,723)
Non-cash compensation	4,604					4,604
Issuance of common stock through stock awards	20,956					20,956
Exercise of stock options	14,984					14,984
Issuance of shares of common stock through employee purchase plan	8,060					8,060
Issuance of common stock for cash	21,198		1			21,197
Purchase of treasury stock	(8,882)				(8,882)
Contribution from parent		69,822					69,822
Foreign currency translation	673							673
Foreign currency translations		673							673
Net income	372,111	372,540								372,111	372,540
Dividend to parent		(393,700)									(393,700)
Dividends/distributions to common shareholders	(384,817)									(384,817)
Dividends	(365)									(365)
Ending Balance at Dec. 31, 2019	1,180,306	1,169,531	87	14	(34,294)	1,922,222	2,992,729	685	685	(708,408)	(1,823,883)
Beginning Balance at Mar. 31, 2019	1,109,578	1,098,190	86	14	(34,094)	1,883,391	2,953,877	271	271	(740,090)	(1,855,958)
Non-cash compensation	1,425					1,425
Exercise of stock options	3,943					3,943
Issuance of shares of common stock through employee purchase plan	1,796					1,796
Contribution from parent		7,165					7,165
Foreign currency translation	287							287
Foreign currency translations		287							287
Net income	118,396	118,485								118,396	118,485
Dividend to parent		(96,039)									(96,039)
Dividends/distributions to common shareholders	(96,039)									(96,039)
Dividends	(91)									(91)
Ending Balance at Jun. 30, 2019	1,139,295	1,128,088	86	14	(34,094)	1,890,555	2,961,042	558	558	(717,824)	(1,833,512)
Beginning Balance at Dec. 31, 2019	1,180,306	1,169,531	87	14	(34,294)	1,922,222	2,992,729	685	685	(708,408)	(1,823,883)
Non-cash compensation	1,261					1,261
Issuance of common stock through stock awards	24,956					24,956
Exercise of stock options	652					652
Issuance of shares of common stock through employee purchase plan	2,560					2,560
Purchase of treasury stock	(10,068)				(10,068)
Contribution from parent		29,429					29,429
Foreign currency translation	(1,598)							(1,598)
Foreign currency translations		(1,598)							(1,598)
Net income	40,493	40,617								40,493	40,617
Dividend to parent		(110,755)									(110,755)
Dividends/distributions to common shareholders	(100,687)									(100,687)
Dividends	(91)									(91)
Ending Balance at Mar. 31, 2020	1,137,784	1,127,224	87	14	(44,362)	1,951,651	3,022,158	(913)	(913)	(768,693)	(1,894,021)
Beginning Balance at Dec. 31, 2019	1,180,306	1,169,531	87	14	(34,294)	1,922,222	2,992,729	685	685	(708,408)	(1,823,883)
Foreign currency translation	(858)
Foreign currency translations		(858)
Net income	71,922	72,151
Ending Balance at Jun. 30, 2020	1,123,371	1,113,007	87	14	(44,418)	1,955,612	3,026,120	(173)	(173)	(787,751)	(1,912,940)
Beginning Balance at Mar. 31, 2020	1,137,784	1,127,224	87	14	(44,362)	1,951,651	3,022,158	(913)	(913)	(768,693)	(1,894,021)
Non-cash compensation	1,525					1,525
Exercise of stock options	671					671
Issuance of shares of common stock through employee purchase plan	1,765					1,765
Purchase of treasury stock	(56)				(56)
Contribution from parent		3,962					3,962
Foreign currency translation	740							740
Foreign currency translations		740							740
Net income	31,429	31,534								31,429	31,534
Dividend to parent		(50,453)									(50,453)
Dividends/distributions to common shareholders	(50,396)									(50,396)
Dividends	(91)									(91)
Ending Balance at Jun. 30, 2020	$ 1,123,371	$ 1,113,007	$ 87	$ 14	$ (44,418)	$ 1,955,612	$ 3,026,120	$ (173)	$ (173)	$ (787,751)	$ (1,912,940)